Statements of Cash Flows (Unaudited) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net loss	$ (1,084,160)	$ (1,659,586)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation	247,072	169,644
Gain on disposal of property and equipment	0	(368)
Stock-based compensation expense	248,204	216,094
Amortization of deferred financing costs	56,584	78,539
Lease incentives received from landlord, net of amortization of deferred rent related to lease incentives	52,162	861,802
Change in operating assets and liabilities
(Increase) Decrease in Accounts receivable, trade	(409,163)	(53,010)
Inventories	235,473	(150,441)
Prepaid expenses and other current assets	(117,014)	(84,287)
Increase (Decrease) in
Accounts payable	4,578	459,389
Accrued compensation and other current liabilities	278,224	227,718
Accrued interest, related parties	742,219	733,430
Deferred rent	995	76,010
Deferred revenue	(109,167)	(20,000)
Net cash provided by operating activities	146,007	854,934
Cash flows from investing activities
Cash received from sale of property and equipment	0	1,400
Purchase of property and equipment	(236,670)	(1,151,720)
Net cash used in investing activities	(236,670)	(1,150,320)
Cash flows from financing activity
Proceeds from notes payable	0	475,000
Proceeds from exercise of common stock options and warrants	50,458	0
Net cash provided by financing activity	50,458	475,000
Net increase (decrease) in cash and cash equivalents	(40,205)	179,614
Cash and cash equivalents - beginning of period	196,478	16,864
Cash and cash equivalents - end of period	156,273	196,478
Non-cash financing activities
Deferred financing costs from issuance of warrants (See Note 6)	$ 0	$ 137,955